Income tax - Disclosure of reconciliation of effective income tax (loss) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income taxes paid (refund) [abstract]
Loss before tax	€ (176,242)	€ (147,740)	€ (60,740)
Statutory French tax rates	25.00%	25.00%	25.00%
Nominal income tax using statutory French tax rate	€ 44,061	€ 36,935	€ 15,185
Tax rates in foreign jurisdictions	0	0	0
Share-based payment	(5,056)	(2,045)	342
CIR	1,663	1,123	1,119
Transaction costs related to capital increase	(112)	3,073	820
Decrease / (increase) in derivatives fair value and other	(207)	748	895
Non-recognition of deferred tax assets related to tax losses and temporary differences	(40,399)	(39,612)	(18,169)
Other	49	(222)	(192)
Effective income tax (loss)	€ 0	€ 0	€ 0